SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Subsidiary Control
Detailed data reflecting subsidiary control as of December 31, 2017 and 2016 is as follows:

Company	Shareholding and votes (in %)	Country	Closing date	Main activity
Telcosur	99.98	Argentina	December 31	Telecommunication Services

CTG(1)	100.00	Argentina	December 31	Electricity related services

(1)	This company was acquired on August 8, 2017.

Associates
In the table below, associates are disclosed, together with the percentage of shareholding and voting as of December 31, 2017 and 2016:

Company	Shareholding and voting (in %)	Country	Main activity	Closing date
TGU	49.00	Uruguay	Pipeline maintenance	December 31
EGS (“in liquidation”)	49.00	Argentina	Pipeline exploitation and construction	December 31
Link	49.00	Argentina	Pipeline exploitation and construction	December 31